Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes to Financial Statements
EBP, Summary of Accounting Policy [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: The accompanying financial statements have been prepared using the modified cash basis of accounting, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles. Under the modified cash basis of accounting, investments are recorded at fair value, interest and dividend income are recognized when received and benefit payments and contributions are recorded as the cash is paid or received. Administrative expenses are recorded when paid.

If the Plan’s financial statements had been prepared using the accrual basis of U.S. generally accepted accounting principles, $7,415,051 and $7,994,757 of employer contributions receivable would have been recorded in the statements of net assets available for benefits as of December 31, 2025 and 2024, respectively. There was no liability for excess contributions refundable at both December 31, 2025 and 2024.

Use of Estimates: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results may differ from those estimates.

Investment Valuation: Investments are stated at fair value (see Note 3). Purchases and sales are recorded on a settlement-date basis. Net appreciation (depreciation) includes the plan’s gains and losses on investments bought and sold as well as held during the year.

Risks and Uncertainties: The Plan provides for investments in Company common stock, a stable value fund, collective investment trusts, certificates of deposit and mutual funds that, in general, are exposed to various risks, such as interest rate, credit, liquidity and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits and participants’ individual account balances.

Notes Receivable from Participants: Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Administrative Expenses: The majority of administrative expenses are paid by the Company.